Lease commitments (Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2018	¥ 5,544
2019	4,824
2020	2,674
2021	1,978
2022	1,852
Thereafter	11,178
Total minimum lease payments	28,050
Less - Amount representing interest	(5,801)
Present value of net minimum lease payments	22,249
Less - Current obligations	(4,643)
Long-term capital lease obligations	¥ 17,606